INVENTORY (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
INVENTORY [Abstract]
Components of inventory
The components of inventory, at the different stages of production, consisted of the following at September 30, 2015 and December 31, 2014:

Inventory	September 30, 2015	December 31, 2014
Raw materials	$ 45,087	$ 41,648
Work-in-progress	546,749	271,571
Finished goods	20,476	12,438
Total	$ 612,312	$ 325,657

The components of inventory, at the different stages of production, consisted of the following at December 31:

Inventory	2014	2013
Raw materials	$ 41,648	$ 10,148
Work-in-progress	271,571	299,464
Finished goods	12,438	85,993
Total	$ 325,657	$ 395,605